Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000174346
Average Annual Return [Line Items]
Average Annual Return, Percent	12.64%	7.61%	7.24%
Without Sales Load [Member] | C000174345
Average Annual Return [Line Items]
Average Annual Return, Percent	12.68%	7.60%	7.28%
Without Sales Load [Member] | C000010077
Average Annual Return [Line Items]
Average Annual Return, Percent	12.35%	7.22%	6.90%
Without Sales Load [Member] | C000176586
Average Annual Return [Line Items]
Average Annual Return, Percent	8.83%	3.90%	6.07%
Without Sales Load [Member] | C000169633
Average Annual Return [Line Items]
Average Annual Return, Percent	8.83%	3.85%	6.08%
Without Sales Load [Member] | C000010070
Average Annual Return [Line Items]
Average Annual Return, Percent	8.56%	3.56%	5.78%
Without Sales Load [Member] | C000174342
Average Annual Return [Line Items]
Average Annual Return, Percent	17.51%	10.59%	10.81%
Without Sales Load [Member] | C000174341
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%	10.54%	10.85%
Without Sales Load [Member] | C000010072
Average Annual Return [Line Items]
Average Annual Return, Percent	17.22%	10.21%	10.50%
Without Sales Load [Member] | C000174348
Average Annual Return [Line Items]
Average Annual Return, Percent	19.79%	8.44%	7.64%
Without Sales Load [Member] | C000174347
Average Annual Return [Line Items]
Average Annual Return, Percent	19.21%	8.36%	7.67%
Without Sales Load [Member] | C000010078
Average Annual Return [Line Items]
Average Annual Return, Percent	18.77%	7.93%	7.24%
Without Sales Load [Member] | C000253095
Average Annual Return [Line Items]
Average Annual Return, Percent	4.16%	3.24%	2.22%
Without Sales Load [Member] | C000253096
Average Annual Return [Line Items]
Average Annual Return, Percent	4.16%	3.24%	2.22%
Without Sales Load [Member] | C000253097
Average Annual Return [Line Items]
Average Annual Return, Percent	4.17%	3.24%	2.22%
Without Sales Load [Member] | C000173654
Average Annual Return [Line Items]
Average Annual Return, Percent	4.16%	3.24%	2.22%
Without Sales Load [Member] | C000174353
Average Annual Return [Line Items]
Average Annual Return, Percent	10.79%	5.78%	7.14%
Without Sales Load [Member] | C000174354
Average Annual Return [Line Items]
Average Annual Return, Percent	10.77%	5.71%	7.15%
Without Sales Load [Member] | C000157689
Average Annual Return [Line Items]
Average Annual Return, Percent	10.48%	5.37%	6.79%
Without Sales Load [Member] | C000174337
Average Annual Return [Line Items]
Average Annual Return, Percent	15.54%	10.65%	9.31%
Without Sales Load [Member] | C000174338
Average Annual Return [Line Items]
Average Annual Return, Percent	15.63%	10.58%	9.33%
Without Sales Load [Member] | C000010069
Average Annual Return [Line Items]
Average Annual Return, Percent	15.26%	10.31%	9.02%
Without Sales Load [Member] | C000174339
Average Annual Return [Line Items]
Average Annual Return, Percent	19.26%	11.12%	8.79%
Without Sales Load [Member] | C000174340
Average Annual Return [Line Items]
Average Annual Return, Percent	19.31%	11.10%	8.84%
Without Sales Load [Member] | C000010071
Average Annual Return [Line Items]
Average Annual Return, Percent	19.10%	10.87%	8.60%
Without Sales Load [Member] | C000174352
Average Annual Return [Line Items]
Average Annual Return, Percent	16.50%	11.19%	9.05%
Without Sales Load [Member] | C000174351
Average Annual Return [Line Items]
Average Annual Return, Percent	16.47%	11.11%	9.08%
Without Sales Load [Member] | C000112985
Average Annual Return [Line Items]
Average Annual Return, Percent	16.13%	10.73%	8.69%
Without Sales Load [Member] | C000174350
Average Annual Return [Line Items]
Average Annual Return, Percent	7.60%	2.82%	3.64%
Without Sales Load [Member] | C000174349
Average Annual Return [Line Items]
Average Annual Return, Percent	7.63%	2.75%	3.65%
Without Sales Load [Member] | C000099971
Average Annual Return [Line Items]
Average Annual Return, Percent	7.27%	2.45%	3.32%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent	15.95%	5.95%	7.83%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent	15.95%	5.95%	7.83%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent	15.95%	5.95%	7.83%
Morningstar Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Conservative Target Risk Index
Average Annual Return, Percent	10.40%	1.81%	3.98%
Morningstar Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Conservative Target Risk Index
Average Annual Return, Percent	10.40%	1.81%	3.98%
Morningstar Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Conservative Target Risk Index
Average Annual Return, Percent	10.40%	1.81%	3.98%
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Average Annual Return, Percent	20.43%	9.59%	10.89%
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Average Annual Return, Percent	20.43%	9.59%	10.89%
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Average Annual Return, Percent	20.43%	9.59%	10.89%
Morningstar Global Allocation Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Allocation Index
Average Annual Return, Percent	16.68%	6.03%	7.88%
Morningstar Global Allocation Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Allocation Index
Average Annual Return, Percent	16.68%	6.03%	7.88%
Morningstar Global Allocation Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Allocation Index
Average Annual Return, Percent	16.68%	6.03%	7.88%
Morningstar Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Target Risk Index
Average Annual Return, Percent	12.87%	4.06%	6.09%
Morningstar Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Target Risk Index
Average Annual Return, Percent	12.87%	4.06%	6.09%
Morningstar Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Target Risk Index
Average Annual Return, Percent	12.87%	4.06%	6.09%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent	15.95%	5.95%	7.83%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent	15.95%	5.95%	7.83%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent	15.95%	5.95%	7.83%
S&P MidCap 400
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400
Average Annual Return, Percent	7.50%	9.12%	10.72%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	12.81%	6.09%	9.62%
S&P MidCap 400
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400
Average Annual Return, Percent	7.50%	9.12%	10.72%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	12.81%	6.09%	9.62%
S&P MidCap 400
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400
Average Annual Return, Percent	7.50%	9.12%	10.72%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	12.81%	6.09%	9.62%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent	15.95%	5.95%	7.83%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent	15.95%	5.95%	7.83%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent	15.95%	5.95%	7.83%
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Average Annual Return, Percent	4.29%	3.24%	2.18%
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Average Annual Return, Percent	4.29%	3.24%	2.18%
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Average Annual Return, Percent	4.29%	3.24%	2.18%